Other Borrowed Funds (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
OTHER BORROWED FUNDS
Schedule of other borrowed funds

	March 31, 2015	December 31, 2014
	(Dollars in thousands)
FHLB advances	$7,323	$47,586
Repurchase agreements	13,012	4,605

Total	$20,335	$52,191

	December 31,
	2014	2013
	(Dollars in thousands)
FHLB advances	$47,586	$46,858
Repurchase agreements	4,605	2,583

Total	$52,191	$49,441